Condensed Interim Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenues	$ 193	$ 79	$ 717	$ 436
Cost of revenues	(75)	(30)	(188)	(118)
Gross profit	118	49	529	318
Research and development expenses, net	4,805	3,795	14,421	10,832
General and administrative expenses	1,106	1,232	3,348	3,669
Operating loss	5,793	4,978	17,240	14,183
Financial income	(53)	(223)	(382)	(722)
Financial expenses	37	101	110	267
Financial income, net	(16)	(122)	(272)	(455)
Net loss and comprehensive loss	$ 5,777	$ 4,856	$ 16,968	$ 13,728
Loss per ordinary share
Basic and diluted	$ 0.12	$ 0.14	$ 0.4	$ 0.38
Weighted average ordinary shares outstanding
Basic and diluted	47,896,747	35,881,128	42,222,603	35,881,128